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                                                                        FUND
                                                                         FACTS
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Lord Abbett

   Investment Trust

U.S. Government
   Securities Series

                               [GRAPHIC OMITTED]

                              A portfolio designed
                              to help you with your
                              current income needs

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Lord Abbett U.S. Government Securities Series
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INVESTMENT OBJECTIVE: Lord Abbett Investment Trust--U.S. Government Securities
Series is designed to provide high current income. The Series invests exclusively in U.S. Government securities.

How the Fund Compares Against Inflation(1):

Growth of $10,000: 12/31/87 - 12/31/97

                    U.S. GOVERNMENT SECURITIES SERIES       INFLATION
                                                       (CONSUMER PRICE INDEX)
1987                9519                               10000
1988                10259                              10442
1989                11565                              10927
1990                12639                              11594
1991                14776                              11950
1992                15824                              12296
1993                17286                              12634
1994                16551                              12972
1995                19140                              13380
1996                19456                              13744
1997                21238                              13977




U.S. Government Securities Series            $21,238

Inflation (Consumer Price Index)             $13,977

The U.S. Government Securities Series' Average Annual Rate of Total Return 12/31/87 - 12/31/97: 7.8%

(1) The Series' inception date is 7/15/96. Performance shown prior to 7/15/96 relates to the Series' predecessor, Lord Abbett U.S. Government Securities Fund, which was established 9/19/32. Total return is the percent change in value, assuming the reinvestment of all distributions. The maximum sales charge of 4.75%, applicable to Class A share investments of $10,000, has been deducted from the Series investment. The Series issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call 800-874-3733 and ask for the Trust's current prospectus. Although the payment of principal and interest on the Series' investments is backed or guaranteed by the U.S. Government, its agencies or instrumentalities, the Series' investment return and principal value will fluctuate. The U.S. Government does not back or guarantee the Series' shares.

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SEC RETURNS:

Average annual compounded returns at the Class A share maximum 4.75% sales charge for periods ending 12/31/97:

               1 year             5 years             10 years

               +3.90%              +5.03%              +7.82%

SEC yield for the 30 days ended 12/31/97 was 4.93%.

Past performance is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.
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The Fund's Investor Advantage
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o     The opportunity for high current income;

o The comfort of owning U.S. Government securities, which have the top investment grade and carry the least credit risk (among fixed-income securities);

o Active portfolio management, based both on broad economic trends and relative value of various types of U.S. Government securities.

Minimum Initial Investment:

      $500; $250 for IRAs

Quotron Symbols:

      A Shares - LAGVX
      B Shares - LAVBX*
      C Shares - LAUSX

* Proposed.

Monthly Dividends:

May be taken in cash or reinvested in additional shares at net asset value.

The Fund's Investment Strategy

Lord Abbett Investment Trust--U.S.

Government Securities Series is actively managed based upon Lord, Abbett & Co.'s economic and interest-rate outlooks.

o Investment Strategy Meetings are held to determine long-term strategy. Formal meetings are held weekly to assure a timely, thorough review of the markets;

o Fundamental Research is conducted to assess the probable effect of economic and interest-rate influences on individual securities.

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The Fund's Manager
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Zane E. Brown
Partner and Director of Fixed Income

"Our research-driven, value approach to asset management has helped the Series produce competitive long-term performance."

The Series is managed by Zane E. Brown, Partner and Director of Fixed Income. Mr. Brown works with a team of analysts and portfolio managers in the management of the Series.

The Fund's Performance

Average Annual Total Returns For Periods Ending December 31, 1997:

                                   5 yrs.         10 yrs.
                                   ------         -------

The Series(2)                      6.1%            8.4%

Morningstar Average of
U.S. Government Funds              5.8%            7.7

The Fund: Something To Talk About...

Value Line Mutual Fund Survey says: "Lord Abbett U.S. Government Securities Fund had outpaced its Government peer group over all trailing time periods through December [1997]. The fund has a strong dividend yield and well-below average expenses."

                                                                January 20, 1998

(2) The Series' inception date is 7/15/96. Performance shown prior to 7/15/96 relates to the Series' predecessor, Lord Abbett U.S. Government Securities Fund, which was established 9/19/32. Fund performance is at net asset value. For performance at the maximum 4.75% sales charge applicable to Class A share investments, see SEC Returns.

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Portfolio Profile
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When you invest in the Series, you become an owner of a well-structured and diversified portfolio of securities that the Series' manager believes offer substantial value. The Series' portfolio is managed continuously and its holdings are subject to change. Below is a snapshot of the portfolio on 12/31/97:

   [The following table was depicted as a pie chart in the printed material.]

               FNMA .............................  49.13%
               U.S. Government Securities .......  26.90%
               GNMA .............................  15.50%
               FHLMC ............................   4.43%
               Other ............................   4.04%

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The Fund's Investment Manager
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LORD, ABBETT & CO.

o     Experienced Management

      Founded in 1929, Lord, Abbett & Co. was one of the nation's first mutual fund managers. Lord Abbett manages over $25 billion in a family of mutual funds and separately-managed accounts.

o     A Complete Family

      The Lord Abbett Family of Funds consists of 28 mutual funds.

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For more complete information about any Lord Abbett mutual fund, such as Lord
Abbett Investment Trust -- U.S. Government Securities Series, including charges and expenses, call your investment professional or Lord Abbett Distributor llc at 800-874-3733 for a prospectus. An investor should read the prospectus carefully before investing. If used after 3/31/98, this piece must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Numbers to Keep Handy

For Shareholder Account
or Statement Inquiries:       800-821-5129

For Literature:               800-874-3733

For More Information:         800-426-1130

Visit Our Web Site:           http://www.lordabbett.com

[LOGO] LORD ABBETT & CO.
       Investment Management

A Tradition of Performance Through Disciplined Investing

LORD ABBETT DISTRIBUTOR LLC
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The GM Building o 767 Fifth Avenue o New York, NY 10153-0203 o 800-426-1130

                                                                  LAUSGS-12-1297
                                                                          (2/98)